UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

California - 99.6%	ABAG Finance Authority For Non-Profit Corporations, California, M/F
	Revenue Bonds (Colma Bart Apartments), VRDN, AMT,
	Series A, 1.50%, 11/15/35 (a)	$ 10,000	$10,000,000

	ABAG Finance Authority For Non-Profit Corporations, California, M/F
	Revenue Bonds (Southport Apartments), VRDN, AMT,
	Series A, 1.53%, 1/15/36 (a)(b)	19,995	19,995,000

	ABAG Finance Authority For Non-Profit Corporations, California,
	Senior Living Revenue Bonds (Elder Care Alliance of San Rafael, Inc.
	Project), VRDN, 1.33%, 11/01/34 (a)	13,785	13,785,000

	ABN AMRO MuniTops Certificates Trust, California, Revenue
	Refunding Bonds, VRDN, Series 2006-11, 3.05%, 11/01/13 (a)(d)(f)	9,495	9,495,000

	ABN AMRO MuniTops Certificates Trust, Rancho Santiago, California,
	Community College District, GO, VRDN, Series 2006-76, 1.56%,
	9/01/26 (a)(d)	2,500	2,500,000

	BB&T Municipal Trust, Alameda, California, Unified School District,
	GO, FLOATS, VRDN, Series 2049, 1.57%,
	2/01/27 (a)(d)(g)	7,800	7,800,000

	Bakersfield, California, Hospital Revenue Bonds, FLOATS, VRDN,
	Series 2408, 1.75%, 3/01/19 (a)(f)	6,000	6,000,000

	Bank of America AUSTIN Trust, California HFA, Home Mortgage
	Revenue Bonds, VRDN, AMT, Series 2008-1100, 1.58%,
	8/01/33 (a)(d)	4,095	4,095,000

	Bank of America AUSTIN Trust, California HFA, Home Mortgage
	Revenue Bonds, VRDN, AMT, Series 2008-1101, 1.58%,
	8/01/38 (a)(d)	9,965	9,965,000

	Bank of America AUSTIN Trust, California HFA, Home Mortgage
	Revenue Bonds, VRDN, AMT, Series 2008-1116, 1.58%,
	8/01/28 (a)(d)	5,600	5,600,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

ACESSM	Adjustable Convertible Extendible Securities	MERLOTS	Municipal Exempt Receipts Liquidity Optional
AMT	Alternative Minimum Tax (subject to)		Tenders
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipts
CP	Commercial Paper	PCR	Pollution Control Revenue Bonds
FLOATS	Floating Rate Securities	PUTTERS	Puttable Tax-Exempt Receipts
GO	General Obligation Bonds	ROCS	Reset Option Certificates
HFA	Housing Finance Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Notes
IDR	Industrial Development Revenue Bonds	UPDATES	Unit Price Demand Adjustable Tax-Exempt
LIFERS	Long Inverse Floating Exempt Receipts		Securities
M/F	Multi-Family	VRDN	Variable Rate Demand Notes

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Bank of America MACON Trust, California State, GO, Refunding,
VRDN, Series N, 3.05%, 2/01/27 (a)(c)(d)	$ 45,615	$ 45,615,000

Bay Area Toll Authority, California, Toll Bridge Revenue Refunding
Bonds (San Francisco Bay Area), VRDN, Series B-1, 1.27%,
4/01/45 (a)	15,000	15,000,000

Big Bear Lake, California, Industrial Revenue Bonds (Southwest Gas
Corporation Project), VRDN, AMT, Series A, 1.56%,
12/01/28 (a)	5,400	5,400,000

California Alternative Energy Source Financing Authority,
Cogeneration Revenue Refunding Bonds (GE Capital Corporation -
Arroyo), VRDN, AMT, Series B, 1.65%, 10/01/20 (a)	21,180	21,180,000

California Community College Financing Authority, GO, TRAN,
Series A, 3.50%, 6/30/09	48,760	49,596,234

California Educational Facilities Authority Revenue Bonds (Life
Chiropractic College), VRDN, 1.40%, 1/01/25 (a)	10,050	10,050,000

California Educational Facilities Authority Revenue Bonds, PUTTERS,
VRDN, Series 2495, 1.55%, 10/01/15 (a)	2,125	2,125,000

California Educational Facilities Authority Revenue Bonds (Pomona
College), VRDN, Series B, 1.30%, 1/01/54 (a)	6,000	6,000,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series B, 1.35%, 2/01/16 (a)	13,260	13,260,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series B, 1.35%, 2/01/35 (a)	41,905	41,905,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series B, 1.35%, 8/01/35 (a)	18,755	18,755,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series C, 1.55%, 8/01/37 (a)	13,630	13,630,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series F, 1.48%, 2/01/22 (a)(g)	28,010	28,010,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series F, 1.50%, 2/01/40 (a)	15,000	15,000,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series P, 6.15%, 2/01/27 (a)(f)	55,440	55,440,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series Q, 1.50%, 8/01/33 (a)	13,095	13,095,000

California HFA, M/F Housing Revenue Bonds, VRDN, AMT,
Series C, 1.60%, 2/01/33 (a)	21,800	21,800,000

California HFA, M/F Housing Revenue Bonds, VRDN, AMT,
Series C, 1.50%, 2/01/37 (a)	12,100	12,100,000

California HFA, M/F Housing Revenue Bonds, VRDN, AMT,
Series C, 1.50%, 8/01/37 (a)	14,000	14,000,000

California HFA, M/F Housing Revenue Refunding Bonds III, VRDN,
AMT, Series D, 1.60%, 2/01/38 (a)	29,215	29,215,000

California HFA, M/F Housing Revenue Refunding Bonds III, VRDN,
AMT, Series D, 1.60%, 8/01/38 (a)	10,500	10,500,000

California HFA, M/F Housing Revenue Refunding Bonds III, VRDN,
AMT, Series G, 1.50%, 8/01/36 (a)	14,045	14,045,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California Health Facilities Financing Authority Revenue Bonds,
FLOATS, VRDN, Series 2413, 1.75%, 3/01/21(a)(f)	$ 25,855	$ 25,855,000

California Health Facilities Financing Authority Revenue Bonds
(Kaiser Permanente), VRDN, Series C, 1.33%, 6/01/41 (a)	10,000	10,000,000

California Health Facilities Financing Authority Revenue Bonds
(Stanford Hospital and Clinics), VRDN, Series C, 1.35%,
11/15/36 (a)(g)	13,530	13,530,000

California Infrastructure and Economic Development Bank, Revenue
Refunding Bonds (Guided Discoveries Inc. Project), VRDN, 1.57%,
6/01/32 (a)	3,165	3,165,000

California Infrastructure and Economic Development Bank, Revenue
Refunding Bonds (J. Paul Getty Trust), Series A1, 1.70%,
4/01/09 (a)	6,680	6,680,000

California Infrastructure and Economic Development Bank, Revenue
Refunding Bonds (J. Paul Getty Trust), Series A4, 1.70%,
4/01/09 (a)	4,560	4,560,000

California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds (Waste Management, Inc. Project), VRDN, AMT, Series A,
1.50%, 2/01/19 (a)	5,000	5,000,000

California Pollution Control Financing Authority, PCR, Refunding
(Pacific Gas and Electric), VRDN, AMT, Series B, 1.75%,
11/01/26 (a)	7,000	7,000,000

California Pollution Control Financing Authority, PCR, Refunding
(Pacific Gas and Electric), VRDN, Series C, 1.65%, 11/01/26 (a)	6,780	6,780,000

California Pollution Control Financing Authority, PCR, Refunding
(Pacific Gas and Electric), VRDN, Series E, 1.35%, 11/01/26 (a)	13,000	13,000,000

California Pollution Control Financing Authority, Resource Recovery
Revenue Bonds (Atlantic Richfield Co. Project), VRDN, Series A,
1.85%, 12/01/24 (a)	18,700	18,700,000

California Pollution Control Financing Authority, Resource Recovery
Revenue Bonds (Wadham Energy LP Project), VRDN, AMT, Series C,
1.65%, 11/01/17 (a)	2,300	2,300,000

California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds (Browning-Ferris Industries of California, Inc.
Project), VRDN, AMT, Series A, 1.40%, 9/01/19 (a)	9,600	9,600,000

California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds (EDCO Disposal Corporation Project), VRDN, AMT,
Series A, 1.68%, 10/01/37 (a)	7,990	7,990,000

California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds (Sierra Pacific Industries, Inc. Project), VRDN,
AMT,1.60%, 8/01/13 (a)	8,675	8,675,000

California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds (South Tahoe Refuse Project), VRDN, AMT, Series A,
1.75%, 4/01/38 (a)	5,535	5,535,000

California State, CP, 2.01%, 7/14/08	15,000	15,000,000

California State, CP, 1.60%, 7/24/08	25,000	25,000,000

California State, CP, 1.60%, 8/07/08	63,700	63,700,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California State, CP, 1.55%, 8/11/08	$ 34,700	$34,700,000

California State, CP, 1.70%, 9/10/08	25,000	25,000,000

California State Department of Water Resources, Power Supply
Revenue Bonds, PUTTERS, VRDN, Series 1784B, 1.80%, 5/01/11 (a)	11,530	11,530,000

California State Department of Water Resources, Power Supply
Revenue Bonds, VRDN, Series B-1, 1.30%, 5/01/22 (a)	7,400	7,400,000

California State Department of Water Resources, Power Supply
Revenue Bonds, VRDN, Series B-2, 1.45%, 5/01/22 (a)	28,570	28,570,000

California State Department of Water Resources, Power Supply
Revenue Bonds, VRDN, Series B-4, 0.90%, 5/01/22 (a)	39,170	39,170,000

California State Department of Water Resources, Power Supply
Revenue Bonds, VRDN, Series B-5, 1.41%, 5/01/22 (a)	20,900	20,900,000

California State Department of Water Resources, Power Supply
Revenue Bonds, VRDN, Series B-6, 1.25%, 5/01/22 (a)	12,000	12,000,000

California State Department of Water Resources, Power Supply
Revenue Bonds, VRDN, Series C-1, 1.23%, 5/01/22 (a)	4,100	4,100,000

California State Department of Water Resources, Power Supply
Revenue Bonds, VRDN, Series C-4, 1.40%, 5/01/22 (a)	40,400	40,400,000

California State Department of Water Resources, Power Supply
Revenue Bonds, VRDN, Series C-13, 1.25%, 5/01/22 (a)(g)	31,930	31,930,000

California State Department of Water Resources, Power Supply
Revenue Refunding Bonds, PUTTERS, VRDN, Series 30G, 1.55%,
5/01/18 (a)	2,870	2,870,000

California State Department of Water Resources, Power Supply
Revenue Refunding Bonds, VRDN, Sub-Series F-2, 1.68%,
5/01/20 (a)	37,900	37,900,000

California State Department of Water Resources, Power Supply
Revenue Refunding Bonds, VRDN, Sub-Series F-3, 1.30%,
5/01/21 (a)	23,425	23,425,000

California State Department of Water Resources, Power Supply
Revenue Refunding Bonds, VRDN, Sub-Series G-2, 1.40%,
5/01/11 (a)	9,060	9,060,000

California State Department of Water Resources, Power Supply
Revenue Refunding Bonds, VRDN, Sub-Series G-4, 1.57%,
5/01/16 (a)(g)	16,900	16,900,000

California State Department of Water Resources, Power Supply
Revenue Refunding Bonds, VRDN, Sub-Series G-11, 1.65%,
5/01/18 (a)(g)	10,000	10,000,000

California State Department of Water Resources, Power Supply
Revenue Refunding Bonds, VRDN, Sub-Series I-2, 1.30%,
5/01/22 (a)	30,100	30,100,000

California State Department of Water Resources, Power Supply
Revenue Refunding Bonds, VRDN, Sub-Series J-1, 1.30%,
5/01/18 (a)	11,200	11,200,000

California State, Economic Recovery, GO, VRDN, Series C-16, 1.25%,
7/01/23 (a)(g)	13,300	13,300,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California State Enterprise Development Authority, IDR, Refunding
(Evapco Project), VRDN, AMT, 1.24%, 6/01/28 (a)	$ 6,000	$ 6,000,000

California State, GO, FLOATS, VRDN, Series A-2, 2%,
5/01/33 (a)(d)	21,200	21,200,000

California State, GO, FLOATS, VRDN, Series 2002, 1.66%,
8/01/30 (a)(d)	79,185	79,185,000

California State, GO, FLOATS, VRDN, Series 2003, 1.66%,
8/01/30 (a)(d)	94,955	94,955,000

California State, GO, MERLOTS, VRDN, Series B-45, 1.59%,
10/01/29 (a)(d)	8,750	8,750,000

California State, GO, MSTR, VRDN, Series SGA-7, 1.60%,
9/01/18 (a)(g)	915	915,000

California State, GO, MSTR, VRDN, Series SGA-39, 2.55%,
6/01/14 (a)(f)	2,510	2,510,000

California State, GO, ROCS, VRDN, Series II-R-623, 3.76%,
4/01/31 (a)(c)(d)	5,000	5,000,000

California State, GO, Refunding, FLOATS, VRDN, Series 17G,
1.55%, 3/01/38 (a)(d)	23,250	23,250,000

California State, GO, Refunding, FLOATS, VRDN, Series 1599,
1.65%, 3/01/35 (a)(d)(f)	14,104	14,103,500

California State, GO, Refunding, FLOATS, VRDN, Series 2661,
1.61%, 4/01/38 (a)(d)	14,505	14,505,000

California State, GO, Refunding, MERLOTS, VRDN, Series A-17,
5.204%, 2/01/18 (a)(c)(d)	8,865	8,865,000

California State, GO, Refunding, PUTTERS, VRDN, AMT,
Series 1933, 1.80%, 12/01/13 (a)(d)	32,470	32,470,000

California State, GO, Refunding, ROCS, VRDN, Series II-R-622PB,
1.53%, 3/01/34 (a)(c)(d)	2,450	2,450,000

California State, GO, Refunding, VRDN, Series A-1, 1.65%,
5/01/34 (a)	22,201	22,201,000

California State, GO, Refunding, VRDN, Series A-2, 1.30%,
5/01/34 (a)	12,650	12,650,000

California State, GO, Refunding, VRDN, Sub-Series B-6, 1.33%,
5/01/34 (a)	6,850	6,850,000

California State, GO, VRDN, Series A-3, 1.41%, 5/01/33 (a)	2,000	2,000,000

California State, GO, VRDN, Series B-3, 1.35%, 5/01/33 (a)	42,400	42,400,000

California State University, Revenue Refunding Bonds, PUTTERS,
VRDN, Series 1435, 4%, 11/01/13 (a)(d)(f)	2,985	2,985,000

California Statewide Communities Development Authority, COP,
Refunding, FLOATS, VRDN, Series 909, 3.02%, 8/15/23 (a)(d)(f)	30,963	30,963,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Canyon Creek Apartments), VRDN, AMT,
Series C, 1.54%, 6/15/25 (a)(b)	21,500	21,500,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Crossings Senior Apartments), VRDN, AMT,
Series I, 1.53%, 7/15/40 (a)	17,150	17,150,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds, FLOATS, VRDN, AMT, Series 29G, 1.60%,
5/01/39 (a)(d)	$ 45,000	$45,000,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Greentree Senior Apartments Project),
VRDN, AMT, Series P, 1.58%, 11/15/30 (a)(b)	7,350	7,350,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Hallmark Housing Apartments), VRDN, AMT,
Series ZZ, 1.53%, 12/15/36 (a)(b)	6,420	6,420,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Hermosa Vista Apartments), VRDN, AMT,
Series XX, 1.53%, 5/15/36 (a)(b)	6,700	6,700,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Kimberly Woods), VRDN, AMT, Series B,
1.54%, 6/15/25 (a)(b)	4,200	4,200,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Knolls at Green Valley), VRDN, AMT,
Series FF, 1.53%, 7/15/36 (a)(b)	13,205	13,205,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Las Flores Village Apartments), VRDN, AMT,
Series JJ, 1.45%, 6/15/38 (a)	13,500	13,500,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Oakmont Chino Hills), VRDN, AMT,
Series P, 1.53%, 6/01/36 (a)(b)	10,100	10,100,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Oakmont of Alameda LP), VRDN, AMT, Series
WW, 1.53%, 12/15/36 (a)(b)	12,680	12,680,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds, PUTTERS, VRDN, AMT, Series 1358, 1.70%,
7/01/11 (a)(d)	27,420	27,420,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Second Street Senior Apartments), VRDN,
AMT, Series TT, 1.53%, 12/15/36 (a)(b)	5,335	5,335,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Vineyard Creek LP), VRDN, AMT,
Series W, 1.53%, 12/01/36 (a)(b)	23,500	23,500,000

California Statewide Communities Development Authority, M/F
Housing Revenue Bonds (Westgate Pasadena Apartment), VRDN, AMT,
Series G, 1.65%, 4/01/42 (a)	81,500	81,500,000

California Statewide Communities Development Authority, M/F
Housing Revenue Refunding Bonds, FLOATS, VRDN, Series 14G, 1.55%,
5/15/25 (a)(d)	18,000	18,000,000

California Statewide Communities Development Authority, M/F
Housing Revenue Refunding Bonds, PUTTERS, VRDN, Series 2680,
1.65%, 5/15/16 (a)(d)	16,700	16,700,000

California Statewide Communities Development Authority Revenue
Bonds, ROCS, VRDN, Series II-R-10248CE, 1.54%, 7/01/44 (a)(d)	11,300	11,300,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California Statewide Communities Development Authority Revenue
Bonds, VRDN, Series J, 1.33%, 4/01/36 (a)	$ 20,700	$ 20,700,000

California Statewide Communities Development Authority Revenue
Bonds, VRDN, Series L, 1.33%, 4/01/38 (a)	21,800	21,800,000

California Statewide Communities Development Authority, Revenue
Refunding Bonds (John Muir Health), VRDN, Series B, 1.50%,
8/15/36 (a)	14,700	14,700,000

California Statewide Communities Development Authority, Revenue
Refunding Bonds (Kaiser Permanente), VRDN, Series A, 1.26%,
4/01/32 (a)	31,000	31,000,000

California Statewide Communities Development Authority, Revenue
Refunding Bonds (Kaiser Permanente), VRDN, Series D, 1.23%,
5/01/33 (a)	8,000	8,000,000

California Statewide Communities Development Authority, Revenue
Refunding Bonds (Presbyterian Homes), VRDN, Series B, 1.30%,
11/15/36 (a)	3,500	3,500,000

California Statewide Communities Development Authority, Revenue
Refunding Bonds, ROCS, VRDN, Series II-R-763CE, 1.54%,
4/01/31 (a)(d)	8,000	8,000,000

California Statewide Communities Development Authority Revenue
Refunding Bonds (University Retirement Community at Davis), VRDN,
1.35%, 11/15/30 (a)(e)	5,245	5,245,000

Carlsbad, California, M/F Housing Revenue Bonds (The Greens
Apartments), VRDN, AMT, Series A, 1.58%, 6/01/46 (a)	14,115	14,115,000

Clipper Tax-Exempt Certificates Trust, University of California
Revenue Bonds, VRDN, Series 2007-38, 1.70%, 4/01/23 (a)(d)	25,000	25,000,000

Contra Costa, California, Water District Water Revenue Refunding
Bonds, FLOATS, VRDN, Series 850, 1.62%, 10/01/19 (a)(d)(g)	7,095	7,095,000

Contra Costa County, California, M/F Housing Revenue Bonds
(Creekview Apartments), VRDN, AMT, Series B, 1.53%,
7/01/36 (a)(h)	17,700	17,700,000

Contra Costa County, California, M/F Housing Revenue Bonds
(Pleasant Hill Bart Transit Station Project), VRDN, AMT, Series A,
3.65%, 8/01/08 (a)	30,000	30,000,000

Deutsche Bank SPEARs/LIFERs Trust, Azusa, California, Public
Financing Authority Revenue Bonds, SPEARs, VRDN, Series DB-561,
1.55%, 7/01/31 (a)(g)	$1,110	$1,110,000

Deutsche Bank SPEARs/LIFERs Trust, SPEARs, Sacramento County,
California, Airport System Revenue Bonds, VRDN, AMT,
Series DB-646, 1.58%, 7/01/39 (a)(g)	46,430	46,430,000

Deutsche Bank SPEARs/LIFERs Trust, San Jose, California, Airport
Revenue Refunding Bonds, SPEARs, VRDN, AMT, Series DB-480, 1.58%,
3/01/37 (a)(c)	9,880	9,880,000

Deutsche Bank SPEARs/LIFERs Trust, San Jose, California, Airport
Revenue Refunding Bonds, SPEARs, VRDN, AMT, Series DB-484, 1.58%,
3/01/37 (a)(c)	20,885	20,885,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Deutsche Bank SPEARs/LIFERs Trust, San Jose, California, Airport
Revenue Refunding Bonds, SPEARs, VRDN, AMT, Series DB-544, 1.58%,
3/01/21 (a)(c)	$ 9,150	$ 9,150,000

Eagle Tax-Exempt Trust, Arcadia, California, Unified School District,
GO, VRDN, Series 2007-0018, Class A, 1.54%,
8/01/37 (a)(d)(g)	11,880	11,880,000

Eagle Tax-Exempt Trust, Arcadia, California, Unified School District,
GO, VRDN, Series 2007-0023, Class A, 1.54%,
8/01/37 (a)(d)(g)	19,140	19,140,000

Eagle Tax-Exempt Trust, California State University, Revenue
Refunding Bonds, VRDN, Series 2005-0082, Class A, 1.52%,
11/01/35 (a)(d)(f)	15,000	15,000,000

Eagle Tax-Exempt Trust, Los Angeles, California, Department of
Water and Power Revenue Bonds, VRDN, Series 2006-0010 Class A,
1.56%, 7/01/35 (a)(d)(g)	13,000	13,000,000

Eagle Tax-Exempt Trust, San Diego, California, Community
College District, GO, VRDN, Series 2006-0042 Class A, 1.55%,
5/01/30 (a)(d)(g)	9,900	9,900,000

Eagle Tax-Exempt Trust, University of California, Revenue Refunding
Bonds, VRDN, Series 2005-0006, Class A, 1.56%,
5/15/33 (a)(c)(d)(g)	2,445	2,445,000

East Bay Municipal Utility District, California, Wastewater System
Revenue Bonds, ROCS, VRDN, Series 2007-0072, 1.54%,
6/01/37 (a)(c)(d)	4,720	4,720,000

East Bay Municipal Utility District, California, Water System Revenue
Refunding Bonds, VRDN, Sub-Series A-2, 1.25%,
6/01/38 (a)	7,575	7,575,000

East Bay Municipal Utility District, California, Water System Revenue
Refunding Bonds, VRDN, Sub-Series A-3, 1.25%,
6/01/38 (a)	7,580	7,580,000

East Bay Municipal Utility District, California, Water System Revenue
Refunding Bonds, VRDN, Sub-Series B-3, 1.33%,
6/01/26 (a)	35,325	35,325,000

East Bay Municipal Utility District, California, Water System Revenue
Refunding Bonds, VRDN, Sub-Series C-2, 1.25%,
6/01/26 (a)	5,660	5,660,000

East Bay Municipal Utility District, California, Water System Revenue
Refunding Bonds, VRDN, Sub-Series C-3, 1.25%,
6/01/26 (a)	3,785	3,785,000

Eastern Municipal Water District, California, Water and Sewer
Revenue Refunding Bonds, COP, VRDN, Series C, 1.30%,
7/01/20 (a)	4,780	4,780,000

Eclipse Funding Trust, Solar Eclipse Certificates, California, GO,
Refunding, VRDN, Series 2005-0004, 1.52%, 6/01/24 (a)(d)(f)	19,820	19,820,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Eclipse Funding Trust, Solar Eclipse Certificates, California, Tax
Allocation Refunding Bonds, VRDN, Series 2006-0044, 1.53%,
2/01/15 (a)(c)(d)	$ 12,565	$ 12,565,000

Eclipse Funding Trust, Solar Eclipse Certificates, Elsinore Valley,
California, Municipal Water District, COP, VRDN,
Series 2007-0069, 3.62%, 7/01/34 (a)(d)(f)	9,455	9,455,000

Eclipse Funding Trust, Solar Eclipse Certificates, Sonoma County,
California, Junior College District, GO, Refunding, VRDN,
Series 2006-0014, 1.52%, 8/01/29 (a)(d)(g)	6,960	6,960,000

Fresno, California, Airport Revenue Bonds, MERLOTS, VRDN, AMT,
Series B2, 1.84%, 7/01/30 (a)(d)(g)	8,900	8,900,000

Golden Empire Schools Financing Authority, California, Lease
Revenue Refunding Bonds (Kern High School District Projects), 3%,
5/01/09	21,000	21,094,524

Golden State Tobacco Securitization Corporation of California,
Tobacco Settlement Revenue Bonds, FLOATS, VRDN, Series 2448,
1.75%, 6/01/45 (a)(d)(j)	8,085	8,085,000

Golden State Tobacco Securitization Corporation of California,
Tobacco Settlement Revenue Bonds, MERLOTS, VRDN, Series C95,
1.59%, 6/01/33 (a)(d)	11,580	11,580,000

Golden State Tobacco Securitization Corporation of California,
Tobacco Settlement Revenue Bonds, ROCS, VRDN,
Series II-R-841CE, 1.54%, 6/01/17 (a)(d)	6,000	6,000,000

Irvine, California, Improvement Bond Act of 1915, Special Assessment
Refunding Bonds (Assessment District Number 89-10), UPDATES,
VRDN, 1.26%, 9/02/15 (a)	5,865	5,865,000

Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma
Linda Springs), VRDN, AMT, 1.58%, 12/15/31 (a)(b)	19,430	19,430,000

Los Angeles, California, Community Redevelopment Agency, M/F
Housing Revenue Bonds (Hollywood and Vine Apartments Project),
VRDN, AMT, Series A, 1.53%, 4/15/42 (a)(b)	99,400	99,400,000

Los Angeles, California, Department of Airports, Subordinate
Revenue Bonds (Los Angeles International Airport), VRDN, AMT,
Series A, 1.45%, 5/15/16 (a)	17,500	17,500,000

Los Angeles, California, Department of Water and Power, Revenue
Refunding Bonds, ROCS, VRDN, Series II-R-4510, 1.76%,
7/01/21 (a)(d)(f)	4,500	4,500,000

Los Angeles, California, Department of Water and Power,
Waterworks Revenue Bonds, ROCS, VRDN, Series II-R-12087, 1.55%,
7/01/16 (a)(c)(d)(g)	28,500	28,500,000

Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN,
AMT, 2.41%, 10/01/40 (a)	13,936	13,936,200

Los Angeles, California, Unified School District, GO, FLOATS, VRDN,
Series 9TP, 1.75%, 7/01/31 (a)(c)(d)	2,290	2,290,000

Los Angeles, California, Unified School District, GO, ROCS, VRDN,
Series II-R-10187, 1.53%, 7/01/13 (a)(d)(f)	2,255	2,255,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Metropolitan Water District of Southern California, Waterworks
Revenue Refunding Bonds, VRDN, Series A-1, 1.20%, 7/01/37 (a)	$ 15,900	$15,900,000

Metropolitan Water District of Southern California, Waterworks
Revenue Refunding Bonds, VRDN, Series A-2, 1.30%, 7/01/21 (a)	25,495	25,495,000

Metropolitan Water District of Southern California, Waterworks
Revenue Refunding Bonds, VRDN, Series A-2, 1.22%, 7/01/37 (a)	61,550	61,550,000

Metropolitan Water District of Southern California, Waterworks
Revenue Refunding Bonds, VRDN, Series C, 1.30%, 10/01/29 (a)	12,575	12,575,000

Milpitas, California, M/F Housing Revenue Bonds (Crossing at
Montague), VRDN, AMT, Series A, 1.53%, 8/15/33 (a)(b)	20,000	20,000,000

Morgan Stanley & Co., Inc. Certificates, California, FLOATS, VRDN,
Series 1486, 3.02%, 8/01/31 (a)(d)(f)	26,825	26,825,000

Municipal Securities Trust Certificates, Modesto, California, Irrigation
District Financing Authority Revenue Bonds, VRDN,
Series SGC 44, Class A, 1.55%, 9/01/37 (a)(d)(f)	9,845	9,845,000

Napa Valley, California, Unified School District, GO, TRAN, 4.25%,
10/01/08	8,590	8,608,144

Newport Beach, California, Revenue Refunding Bonds (Hoag Memorial
Hospital Presbyterian), VRDN, Series D, 1.29%,
12/01/40 (a)	15,000	15,000,000

Northern California Gas Authority Number 1, Gas Project Revenue
Bonds, FLOATS, VRDN, Series 1811, 1.61%, 7/01/27 (a)(d)	25,055	25,054,500

Orange County, California, Water District Revenue Refunding Bonds,
COP, VRDN, Series A, 1.28%, 8/01/41 (a)	33,100	33,100,000

Paramount, California, Unified School District, GO, PUTTERS, VRDN,
Series 2060, 1.58%, 8/01/15 (a)(d)(g)	3,690	3,690,000

Port of Oakland, California, Revenue Bonds, FLOATS, VRDN, AMT,
Series 2478, 1.75%, 11/01/32 (a)(d)(j)	22,875	22,875,000

Riverside, California, COP, VRDN, Refunding, 1.35%,
3/01/37 (a)	19,500	19,500,000

Riverside, California, Electric Revenue Refunding Bonds, VRDN,
Series A, 1.35%, 10/01/29 (a)	9,515	9,515,000

Riverside County, California, COP, ACES, VRDN, Series A, 1.43%,
12/01/15 (a)	9,900	9,900,000

Riverside County, California, IDA, IDR (Universal Forest Products),
VRDN, AMT, 1.47%, 8/01/29 (a)	3,300	3,300,000

Riverside County, California, Unified School District, GO, ROCS,
VRDN, Series II-R-9223, 1.53%, 8/01/17 (a)(d)	4,200	4,200,000

Sacramento, California, Housing Authority, M/F Housing Revenue
Bonds (Greenfair Apartments), VRDN, AMT, Series G, 1.53%,
12/01/30 (a)	11,300	11,300,000

Sacramento, California, Housing Authority, M/F Housing Revenue
Bonds (Lofts at Natomas Apartments), VRDN, AMT, Series F, 1.53%,
4/15/36 (a)(b)	19,190	19,190,000

10

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Sacramento, California, Municipal Utility District, Electric Revenue
Refunding Bonds, FLOATS, VRDN, Series 748, 1.62%,
8/15/28 (a)(d)(g)	$ 12,910	$12,910,000

Sacramento County, California, GO, TRAN, 4%, 7/09/08	28,400	28,402,233

Sacramento County, California, Sanitation District Financing
Authority Revenue Bonds, ROCS, VRDN, Series II-R-504, 1.63%,
12/01/35 (a)(c)(d)	3,230	3,230,000

Sacramento County, California, Water Financing Authority Revenue
Bonds, FLOATS, VRDN, Series 1769, 1.65%,
6/01/39 (a)(d)(e)	14,070	14,070,000

San Bernardino County, California, Flood Control District, Judgment
Obligation Revenue Refunding Bonds, VRDN, 1.50%,
8/01/37 (a)	5,500	5,500,000

San Diego, California, Housing Authority, M/F Housing Revenue Bonds
(Bay Vista Apartments Project), VRDN, AMT, Series A,
1.53%, 2/15/38 (a)(b)	4,800	4,800,000

San Diego, California, Housing Authority, M/F Housing Revenue Bonds
(Studio 15 Housing Partners), VRDN, AMT, Series B, 1.56%,
10/01/39 (a)	15,500	15,500,000

San Diego, California, Public Facilities Financing Authority, Water
Revenue Bonds, PUTTERS, VRDN, Series 2595, 1.55%, 4/15/09 (a)	32,355	32,355,000

San Diego, California, Unified School District, GO, ROCS, VRDN,
Series II-R-10161, 1.55%, 7/01/14 (a)(d)(g)	5,315	5,315,000

San Diego, California, Unified School District, GO, TRAN, 3%,
7/01/09	11,600	11,756,368

San Diego County, California, COP (San Diego Jewish Academy),
VRDN, 1.53%, 12/01/28 (a)	5,470	5,470,000

San Diego County, California, Regional Transportation Commission,
Limited Sales Tax Revenue Refunding Bonds, VRDN, Series D, 1.50%,
4/01/38 (a)	19,000	19,000,000

San Diego County, California, School District Note Participants
Revenue Bonds, TRAN, 3.50%, 6/30/09	10,100	10,291,294

San Diego County, California, School District Note Participants
Revenue Bonds, TRAN, Series B, 3.50%, 6/30/09	18,300	18,635,622

San Francisco, California, City and County Airport Commission,
International Airport Revenue Refunding Bonds, AMT, VRDN,
Second Series, Issue 34A, 1.48%, 5/01/29 (a)	47,450	47,450,000

San Francisco, California, City and County Airport Commission,
International Airport Revenue Refunding Bonds, AMT, VRDN,
Second Series, Issue 34B, 1.60%, 5/01/29 (a)	55,000	55,000,000

San Francisco, California, City and County Airport Commission,
International Airport Revenue Refunding Bonds, AMT, VRDN,
Second Series, Issue 36A, 1.50%, 5/01/26 (a)	21,750	21,750,000

San Francisco, California, City and County Airports Commission,
International Airport Revenue Refunding Bonds, AMT, VRDN,
Second Series, Issue 37C, 1.59%, 5/01/29 (a)(g)	16,750	16,750,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

San Francisco, California, City and County Redevelopment Agency,
M/F Housing Revenue Bonds (Third and Mission Associates LLC),
VRDN, AMT, Series C, 1.38%, 6/15/34 (a)(b)	$ 15,000	$15,000,000

San Francisco, California, City and County Redevelopment Agency,
M/F Housing Revenue Refunding Bonds (Fillmore Center), VRDN,
AMT, Series B-2, 1.73%, 12/01/17 (a)(h)	6,750	6,750,000

San Francisco, California, City and County Unified School District,
GO, TRAN, 4%, 11/14/08	44,200	44,302,754

San Jose, California, M/F Housing, CP, 1.35%, 7/10/08	21,596	21,596,000

San Jose, California, M/F Housing Revenue Bonds (Carlton Homes),
VRDN, AMT, Series A, 1.58%, 10/15/32 (a)(b)	12,000	12,000,000

San Jose, California, M/F Housing Revenue Bonds (Evans Lane
Apartments LP), VRDN, AMT, Series H, 1.65%, 4/15/36 (a)	30,400	30,400,000

San Jose, California, M/F Housing Revenue Bonds (Siena Renaissance
Square Apartments), VRDN, 1.53%, 12/01/29 (a)(h)	49,500	49,500,000

San Jose, California, M/F Housing Revenue Refunding Bonds
(Almaden Lake Village Apartments), VRDN, AMT, Series A, 1.66%,
3/01/32 (a)(b)	2,000	2,000,000

San Mateo County, California, Community College District, GO, ROCS,
VRDN, Series II-R-647WFZ, 1.54%, 9/01/21 (a)(d)(f)	1,650	1,650,000

Santa Clara County, California, Financing Authority, Lease Revenue
Refunding Bonds (Multiple Facilities Projects), VRDN, Series M,
1.35%, 5/15/35 (a)	30,000	30,000,000

Santa Clara Valley, California, Transportation Authority, Sales Tax
Revenue Refunding Bonds, VRDN, Series D, 1.35%, 4/01/36 (a)	8,175	8,175,000

Santa Rosa, California, M/F Housing Revenue Bonds (Crossings at
Santa Rosa), VRDN, AMT, Series A, 1.53%, 4/01/46 (a)	9,000	9,000,000

Simi Valley, California, M/F Housing Revenue Bonds (Parker Ranch
Project), VRDN, AMT, Series A, 1.53%, 7/15/36 (a)(b)	12,500	12,500,000

Simi Valley, California, M/F Housing Revenue Bonds (Shadowridge
Apartments), VRDN, 1.54%, 9/01/19 (a)(h)	19,100	19,100,000

South Placer, California, Wastewater Authority, Wastewater Revenue
Refunding Bonds, VRDN, Series A, 1.25%, 11/01/35 (a)	11,600	11,600,000

Southern California Home Financing Authority, S/F Revenue
Bonds, FLOATS, VRDN, AMT, Series 2144, 1.69%,
11/01/52 (a)(d)	50,000	50,000,000

Southern California Public Power Authority Revenue Bonds (Natural
Gas Project), FLOATS, VRDN, Series 2102, 1.63%, 11/01/34 (a)(d)	41,305	41,305,000

Southern California Public Power Authority Revenue Bonds (Natural
Gas Project), FLOATS, VRDN, Series 2103, 1.63%, 11/01/34 (a)(d)	29,153	29,153,000

University of California Revenue Bonds, FLOATS, VRDN,
Series 1465, 1.62%, 5/15/30 (a)(d)(g)	10,330	10,330,000

University of California Revenue Bonds, FLOATS, VRDN,
Series 2169, 1.62%, 5/15/15 (a)(d)(g)	6,430	6,430,000

University of California Revenue Bonds, PUTTERS, VRDN,
Series 1231, 2.05%, 5/15/12 (a)(d)(f)	22,645	22,645,000

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	University of California Revenue Bonds, PUTTERS, VRDN,
	Series 2475, 1.55%, 5/15/14 (a)(d)	$ 1,100	$ 1,100,000

	University of California Revenue Bonds, ROCS, VRDN,
	Series II-R-3007, 1.55%, 9/01/20 (a)(d)(g)	2,595	2,595,000

	Val Verde, California, Unified School District, COP, Refunding, VRDN,
	Series A, 1.35%, 3/01/36 (a)	8,400	8,400,000

	Victorville, California, Joint Powers Financing Authority, Lease
	Revenue Refunding Bonds (Cogeneration Facility Project), VRDN,
	Series A, 1.50%, 5/01/40 (a)	9,400	9,400,000

			3,857,024,373

Puerto Rico - 2.0%	BB&T Municipal Trust, Puerto Rico Commonwealth Highway and
	Transportation Authority, Transportation Revenue Bonds, FLOATS,
	VRDN, Series 2035, 1.58%, 7/01/35 (a)(d)(i)	7,770	7,770,000

	Puerto Rico Commonwealth, GO, PUTTERS, VRDN, Series 204, 1.63%,
	7/01/11 (a)(d)(g)	7,295	7,295,000

	Puerto Rico Commonwealth, GO, Refunding, VRDN, Series B, 1.25%,
	7/01/32 (a)	25,300	25,300,000

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Bonds, PUTTERS, VRDN, Series 2560, 1.63%,
	7/01/18 (a)(d)(g)	4,200	4,200,000

	Puerto Rico Commonwealth, TRAN, 4.25%, 7/30/08	25,000	25,017,068

	Puerto Rico Electric Power Authority, Power Revenue Refunding
	Bonds, VRDN, Series UU, 1.65%, 7/01/29 (a)(g)	9,500	9,500,000

			79,082,068

	Total Investments (Cost - $3,936,106,441*) - 101.6%		3,936,106,441
	Liabilities in Excess of Other Assets - (1.6%)		(63,870,596)

	Net Assets - 100.0%		$ 3,872,235,845

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	FNMA Collateralized.

(c)	AMBAC Insured.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(e)	Radian Insured.

(f)	MBIA Insured.

(g)	FSA Insured.

(h)	FHLMC Collateralized.

(i)	Assured Guaranty Insured.

(j)	FGIC Insured.

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)

• Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available
(including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the
Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$3,936,106,441
Level 3	-

Total	$3,936,106,441

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008